CURRENT AND LONG-TERM RECEIVABLES - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance For Credit Losses [Roll Forward]
Beginning balance	$ 515	$ 674	$ 674	$ 771	$ 716
Net additions (releases) charged to costs and expenses	(1)	(6)	(7)	9	151
Write-offs, net	0	(24)	(163)	(11)	(73)
Foreign exchange and other	2	7	11	(95)	(23)
Ending balance	$ 516	$ 651	$ 515	$ 674	$ 771